Auditor's Remuneration - Schedule of Auditor Remuneration (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Total remuneration	$ 679	$ 1,050	$ 513
Pricewaterhouse Coopers Australia [Member]
Statement Line Items [Line Items]
Audit fees		477	485
Taxation fees/services		33
Other	10	403
Total remuneration	10	913	485
Network firms of Pricewaterhouse Coopers Australia [Member]
Statement Line Items [Line Items]
Taxation fees/services		137	28
BDO Audit Pty Ltd Australia [Member]
Statement Line Items [Line Items]
Audit fees	403
Other	266
Total remuneration	$ 669